Nationwide(R) VLI
Separate Account-4
December 31, 1999


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       America's FUTURE Life Series(SM)













                                                 '99
                                                 ANNUAL REPORT
--------------------------------------------------------------------------------




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                                        Nationwide Life Insurance Company
                                         Home Office: Columbus, Ohio



VLOB-0161-C(12/99)

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                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220








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                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VLI Separate Account-4.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                                /s/ Joseph J. Gasper
                                    Joseph J. Gasper, President

                                    February 10, 2000

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999

ASSETS:
   Investments at market value:
     American Century VP - American Century VP Income & Growth (ACVPIncGr)
        1,516,852 shares (cost $11,317,293) .......................................   $ 12,134,813
     American Century VP - American Century VP International (ACVPInt)
        1,236,421 shares (cost $11,263,761) .......................................     15,455,257
     American Century VP - American Century VP Value (ACVPValue)
        333,310 shares (cost $2,096,957) ..........................................      1,983,194
     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
        217,560 shares (cost $7,489,924) ..........................................      8,500,087
     Dreyfus Stock Index Fund (DryStkIx)
        3,157,931 shares (cost $108,850,206) ......................................    121,422,462
     Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        474,656 shares (cost $18,124,465) .........................................     18,924,546
     Dreyfus VIF - European Equity Portfolio (DryEuroEq)
        8,417 shares (cost $124,331) ..............................................        134,328
     Federated Insurance Series - Quality Bond Fund II (FedQualBd)
        1,135,643 shares (cost $11,089,105) .......................................     11,129,306
     Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
        625,133 shares (cost $15,869,177) .........................................     16,040,900
     Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
        774,261 shares (cost $35,854,940) .........................................     42,429,507
     Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
        807,088 shares (cost $8,963,595) ..........................................      9,103,953
     Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
        478,620 shares (cost $11,186,641) .........................................     13,104,615
     Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
        846,655 shares (cost $20,982,859) .........................................     24,637,651
     Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
        442,345 shares (cost $9,827,088) ..........................................     10,227,022
     Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
        99,824 shares (cost $676,149) .............................................        689,781
     Nationwide SAT - Balanced Fund (NSATBal)
        337,856 shares (cost $3,493,555) ..........................................      3,483,298
     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        832,197 shares (cost $22,564,217) .........................................     21,395,784
     Nationwide SAT - Equity Income Fund (NSATEqInc)
        68,117 shares (cost $822,495) .............................................        921,629
     Nationwide SAT - Global Equity Fund (NSATGlobEq)
        1,102,541 shares (cost $14,278,718) .......................................     15,314,299
     Nationwide SAT - Government Bond Fund (NSATGvtBd)
        1,818,889 shares (cost $20,152,759) .......................................     19,625,811
     Nationwide SAT - High Income Bond Fund (NSATHIncBd)
        856,951 shares (cost $8,305,829) ..........................................      8,158,176
     Nationwide SAT - Money Market Fund (NSATMyMkt)
        139,947,802 shares (cost $139,947,802) ....................................    139,947,802

     Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
        1,404,286 shares (cost $13,282,437) .......................................     13,158,162
     Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
        70,400 shares (cost $786,210) .............................................        867,329
     Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr)
        137,674 shares (cost $1,690,098) ..........................................      2,710,803
     Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
        450,152 shares (cost $4,451,470) ..........................................      4,375,475
     Nationwide SAT - Small Company Fund (NSATSmCo)
        592,603 shares (cost $10,263,865) .........................................     13,108,386
     Nationwide SAT - Strategic Growth Fund (NSATStrGro)
        534,092 shares (cost $9,544,415) ..........................................     10,916,848
     Nationwide SAT - Strategic Value Fund (NSATStrVal)
        100,106 shares (cost $968,230) ............................................        941,995
     Nationwide SAT - Total Return Fund (NSATTotRe)
        1,267,636 shares (cost $23,594,301) .......................................     23,844,238
     Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
        186,660 shares (cost $2,798,624) ..........................................      2,958,557
     Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
        501,384 shares (cost $8,967,458) ..........................................     12,183,627
     Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
        379,080 shares (cost $6,993,954) ..........................................      7,445,126
     Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
        138,214 shares (cost $8,314,249) ..........................................     11,376,389
     Oppenheimer VAF - Growth Fund (OppGro)
        274,533 shares (cost $10,866,320) .........................................     13,682,734
     Oppenheimer VAF - Growth & Income Fund (OppGrInc)
        280,701 shares (cost $6,119,593) ..........................................      6,913,670
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        188,431 shares (cost $2,005,261) ..........................................      2,687,020
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        40,565 shares (cost $424,254) .............................................        444,596
     Van Kampen LIT -
     Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
        126,609 shares (cost $1,668,890) ..........................................      1,566,147
     Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
        96,784 shares (cost $1,147,125) ...........................................      1,150,757
     Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
        136,868 shares (cost $1,673,971) ..........................................      2,285,689
     Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
        47,333 shares (cost $673,398) .............................................        911,634
                                                                                     -------------
            Total investments .....................................................    648,293,403
Accounts receivable ............................................................               190
                                                                                     -------------
            Total assets ..........................................................    648,293,593
ACCOUNTS PAYABLE ..................................................................         -
                                                                                     -------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..................................................  $ 648,293,593
                                                                                     =============




See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
--------------------------------
STATEMENTS OF OPERATIONS
--------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                 TOTAL                         ACVPIncGr
                                                    -----------------------------    --------------------------
                                                         1999            1998          1999            1998
                                                    -------------    ------------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   6,784,764         795,996            345         5,125
  Mortality and expense charges (note 3) ........        (382,102)         (7,523)        (4,870)          (86)
                                                    -------------    ------------    -----------    ----------
    Net investment income .......................       6,402,662         788,473         (4,525)        5,039
                                                    -------------    ------------    -----------    ----------

  Proceeds from mutual fund shares sold .........     201,999,339      61,803,110      4,238,041        60,422
  Cost of mutual fund shares sold ...............    (195,191,587)    (62,074,770)    (3,971,748)      (58,667)
                                                    -------------    ------------    -----------    ----------
    Realized gain (loss) on investments .........       6,807,752        (271,660)       266,293         1,755
  Change in unrealized gain (loss) on investments      42,568,531       6,208,890        692,513       125,007
                                                    -------------    ------------    -----------    ----------
    Net gain (loss) on investments ..............      49,376,283       5,937,230        958,806       126,762
                                                    -------------    ------------    -----------    ----------
  Reinvested capital gains ......................       6,941,880         597,466              -             -
                                                    -------------    ------------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      62,720,825       7,323,169        954,281       131,801
                                                    -------------    ------------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     515,112,072     106,894,981      4,843,884       168,731
  Transfers between funds .......................               -               -      5,659,068       959,762
  Surrenders ....................................      (2,953,250)       (205,540)       (25,955)          (64)
  Death benefits ................................        (165,946)              -         (1,531)            -
  Policy loans (net of repayments) (note 5) .....      (4,792,558)     (1,093,563)       (99,683)            -
  Deductions for surrender charges (note 2d) ....        (378,228)         (2,405)        (3,324)           (1)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)     (28,207,228)     (4,765,148)      (410,626)      (23,721)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (882,295)       (148,735)       (13,701)         (985)
    MSP contracts ...............................         (49,709)           (535)        (1,582)           (4)
    SL contracts ................................         (99,794)        (12,520)        (1,422)          (83)
                                                    -------------    ------------    -----------    ----------
      Net equity transactions ...................     477,583,064     100,666,535      9,945,128     1,103,635
                                                    -------------    ------------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     540,303,889     107,989,704     10,899,409     1,235,436
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     107,989,704               -      1,235,436             -
                                                    -------------    ------------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 648,293,593     107,989,704     12,134,845     1,235,436
                                                    =============    ============    ===========    ==========
                                                              ACVPint                   ACVPValue
                                                    -------------------------    ----------------------
                                                        1999          1998          1999         1998
                                                    -----------    ----------    ----------    --------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -           355         9,053         169
  Mortality and expense charges (note 3) ........        (3,029)         (173)         (698)        (44)
                                                    -----------    ----------    ----------    --------
    Net investment income .......................        (3,029)          182         8,355         125
                                                    -----------    ----------    ----------    --------

  Proceeds from mutual fund shares sold .........     2,517,615       613,620     1,027,473     216,392
  Cost of mutual fund shares sold ...............    (1,889,551)     (614,510)   (1,065,502)   (220,562)
                                                    -----------    ----------    ----------    --------
    Realized gain (loss) on investments .........       628,064          (890)      (38,029)     (4,170)
  Change in unrealized gain (loss) on investments     4,031,727       159,768      (142,040)     28,277
                                                    -----------    ----------    ----------    --------
    Net gain (loss) on investments ..............     4,659,791       158,878      (180,069)     24,107
                                                    -----------    ----------    ----------    --------
  Reinvested capital gains ......................             -         3,644        85,768       1,997
                                                    -----------    ----------    ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     4,656,762       162,704       (85,946)     26,229
                                                    -----------    ----------    ----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     3,440,338       489,914       698,376     218,019
  Transfers between funds .......................     5,542,573     1,905,042       905,970     409,201
  Surrenders ....................................        (6,193)            -        (7,715)        (20)
  Death benefits ................................        (3,352)            -             -           -
  Policy loans (net of repayments) (note 5) .....      (114,731)       (2,833)      (15,452)     (1,893)
  Deductions for surrender charges (note 2d) ....          (793)            -          (988)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (514,310)      (73,254)     (132,120)    (23,676)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (21,791)       (2,574)       (5,363)       (827)
    MSP contracts ...............................          (570)           (9)         (203)         (3)
    SL contracts ................................        (1,478)         (217)         (147)        (70)
                                                    -----------    ----------    ----------    --------
      Net equity transactions ...................     8,319,693     2,316,069     1,442,358     600,731
                                                    -----------    ----------    ----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    12,976,455     2,478,773     1,356,412     626,960
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,478,773             -       626,960           -
                                                    -----------    ----------    ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    15,455,228     2,478,773     1,983,372     626,960
                                                    ===========    ==========    ==========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              DrySRGro                    DryStkix
                                                    -------------------------    ---------------------------
                                                        1999          1998            1999           1998
                                                    -----------    ----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     1,039         2,114         694,199         64,671
  Mortality and expense charges (note 3) ........          (849)          (96)        (80,224)        (1,001)
                                                    -----------    ----------    ------------    -----------
    Net investment income .......................           190         2,018         613,975         63,670
                                                    -----------    ----------    ------------    -----------

  Proceeds from mutual fund shares sold .........       620,665       292,403       3,651,059      2,855,607
  Cost of mutual fund shares sold ...............      (483,300)     (279,293)     (3,038,322)    (2,928,820)
                                                    -----------    ----------    ------------    -----------
    Realized gain (loss) on investments .........       137,365        13,110         612,737        (73,213)
  Change in unrealized gain (loss) on investments       901,808       108,355      11,117,238      1,455,019
                                                    -----------    ----------    ------------    -----------
    Net gain (loss) on investments ..............     1,039,173       121,465      11,729,975      1,381,806
                                                    -----------    ----------    ------------    -----------
  Reinvested capital gains ......................       279,678        47,900         672,634         12,311
                                                    -----------    ----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     1,319,041       171,383      13,016,584      1,457,787
                                                    -----------    ----------    ------------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     2,335,241       544,259      41,330,848      3,047,695
  Transfers between funds .......................     4,065,765       721,262      57,817,925     10,358,645
  Surrenders ....................................       (13,484)          (97)       (626,906)          (430)
  Death benefits ................................       (18,063)            -         (24,555)             -
  Policy loans (net of repayments) (note 5) .....       (33,299)       (1,497)       (192,790)        (9,416)
  Deductions for surrender charges (note 2d) ....        (1,727)           (1)        (80,289)            (5)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (506,680)      (61,633)     (4,045,059)      (463,310)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (17,385)       (1,607)       (134,875)       (15,073)
    MSP contracts ...............................          (332)           (6)         (4,126)           (54)
    SL contracts ................................          (913)         (135)        (11,443)        (1,269)
                                                    -----------    ----------    ------------    -----------
      Net equity transactions ...................     5,809,123     1,200,545      94,028,730     12,916,783
                                                    -----------    ----------    ------------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     7,128,164     1,371,928     107,045,314     14,374,570
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,371,928             -      14,374,570              -
                                                    -----------    ----------    ------------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 8,500,092     1,371,928     121,419,884     14,374,570
                                                    ===========    ==========    ============    ===========


                                                              DryCapAp                     DryEuroEq
                                                    -------------------------    ---------------------------
                                                         1999          1998          1999            1998
                                                    -----------    ----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       102,225         7,616         266                  -
  Mortality and expense charges (note 3) ........       (19,902)         (108)          -                  -
                                                    -----------    ----------    ------------    -----------
    Net investment income .......................        82,323         7,508         266                  -
                                                    -----------    ----------    ------------    -----------

  Proceeds from mutual fund shares sold .........     6,596,135       191,690       9,724                  -
  Cost of mutual fund shares sold ...............    (6,226,765)     (192,584)     (9,364)                 -
                                                    -----------    ----------    ------------    -----------
    Realized gain (loss) on investments .........       369,370          (894)        360                  -
  Change in unrealized gain (loss) on investments       649,339       150,742       9,997                  -
                                                    -----------    ----------    ------------    -----------
    Net gain (loss) on investments ..............     1,018,709       149,848      10,357                  -
                                                    -----------    ----------    ------------    -----------
  Reinvested capital gains ......................        68,742             -       1,251                  -
                                                    -----------    ----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     1,169,774       157,356      11,874                  -
                                                    -----------    ----------    ------------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    12,955,621       381,182       8,625                  -
  Transfers between funds .......................     4,076,889     1,070,054     114,306                  -
  Surrenders ....................................       (56,786)          (44)          -                  -
  Death benefits ................................        (6,440)            -           -                  -
  Policy loans (net of repayments) (note 5) .....       (32,681)         (289)          -                  -
  Deductions for surrender charges (note 2d) ....        (7,273)           (1)          -                  -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (701,318)      (58,099)        (92)                 -
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (17,976)       (1,594)        (32)                 -
    MSP contracts ...............................          (683)           (6)         (8)                 -
    SL contracts ................................        (1,755)         (134)          -                  -
                                                    -----------    ----------    ------------    -----------
      Net equity transactions ...................    16,207,598     1,391,069     122,799                  -
                                                    -----------    ----------    ------------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    17,377,372     1,548,425     134,673                  -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,548,425             -           -                  -
                                                    -----------    ----------    ------------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    18,925,797     1,548,425     134,673                  -
                                                    ===========    ==========    ========        ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        FedQualBd                       FidVIPEi
                                                    -----------------------    ------------------------
                                                        1999          1998        1999          1998
                                                    ------------     ------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        $     -          -        97,065             -
  Mortality and expense charges (note 3)  .......         (3,162)         -        (3,265)         (402)
                                                    ------------     ------    ----------    ----------
    Net investment income .......................         (3,162)         -        93,800          (402)
                                                    ------------     ------    ----------    ----------

  Proceeds from mutual fund shares sold .........        193,269          -     2,794,623     1,186,510
  Cost of mutual fund shares sold ...............       (195,176)         -    (2,491,032)   (1,221,597)
                                                    ------------     ------    ----------    ----------
    Realized gain (loss) on investments .........         (1,907)         -       303,591       (35,087)
  Change in unrealized gain (loss) on investments         40,201          -      (277,459)      449,182
                                                    ------------     ------    ----------    ----------
    Net gain (loss) on investments ..............         38,294          -        26,132       414,095
                                                    ------------     ------    ----------    ----------
  Reinvested capital gains ......................              -          -       214,564             -
                                                    ------------     ------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         35,132          -       334,496       413,693
                                                    ------------     ------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      3,119,190          -     4,448,956     1,622,388
  Transfers between funds .......................      8,049,110          -     6,896,656     3,964,871
  Surrenders ....................................              -          -       (80,452)         (401)
  Death benefits ................................              -          -        (1,391)            -
  Policy loans (net of repayments) (note 5) .....              -          -      (144,802)       (6,242)
  Deductions for surrender charges (note 2d) ....              -          -       (10,304)           (5)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)        (20,060)         -    (1,124,439)     (217,638)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................            (31)         -       (43,634)       (6,715)
    MSP contracts ...............................            (21)         -        (1,965)          (24)
    SL contracts ................................              -          -        (1,316)         (565)
                                                    ------------     ------    ----------    ----------
      Net equity transactions ...................     11,148,188          -     9,937,309     5,355,669
                                                    ------------     ------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     11,183,320          -    10,271,805     5,769,362
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....              -          -     5,769,362             -
                                                    ------------     ------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 11,183,320          -    16,041,167     5,769,362
                                                    ============     ======   ===========    ==========

                                                               FidVIPGr                  FidVIPHi
                                                    -------------------------    -------------------------
                                                       1999            1998          1999            1998
                                                    -----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         8,639             -       364,862             -
  Mortality and expense charges (note 3)  .......       (12,917)         (249)       (1,521)         (245)
                                                    -----------    ----------    ----------    ----------
    Net investment income .......................        (4,278)         (249)      363,341          (245)
                                                    -----------    ----------    ----------    ----------


  Proceeds from mutual fund shares sold .........     1,070,026       759,197       926,716       848,212
  Cost of mutual fund shares sold ...............      (923,816)     (750,697)   (1,041,180)     (901,996)
                                                    -----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........       146,210         8,500      (114,464)      (53,784)
  Change in unrealized gain (loss) on investments     6,093,883       480,684       103,063        37,295
                                                    -----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............     6,240,093       489,184       (11,401)      (16,489)
                                                    -----------    ----------    ----------    ----------
  Reinvested capital gains ......................       543,154             -        13,640             -
                                                    -----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     6,778,969       488,935       365,580       (16,734)
                                                    -----------    ----------    ----------    ----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    13,666,314       742,777     2,442,012       685,592
  Transfers between funds .......................    20,406,545     2,489,085     3,417,897     2,964,332
  Surrenders ....................................       (63,057)       (1,445)      (30,819)            -
  Death benefits ................................       (10,491)            -        (1,204)            -
  Policy loans (net of repayments) (note 5) .....      (177,397)       (5,968)     (134,160)       (1,581)
  Deductions for surrender charges (note 2d) ....        (8,076)          (17)       (3,947)            -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)    (1,671,275)     (140,842)     (455,068)     (103,400)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (55,807)       (4,257)      (18,072)       (3,432)
    MSP contracts ...............................        (2,486)          (15)       (1,135)          (12)
    SL contracts ................................        (3,848)         (358)       (1,596)         (289)
                                                    -----------    ----------    ----------    ----------
      Net equity transactions ...................    32,080,422     3,078,960     5,213,908     3,541,210
                                                    -----------    ----------    ----------    ----------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    38,859,391     3,567,895     5,579,488     3,524,476
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     3,567,895             -     3,524,476             -
                                                    -----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    42,427,286     3,567,895     9,103,964     3,524,476
                                                    ===========    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                FidVIPOv                 FidVIPCon
                                                    --------------------------    -------------------------
                                                         1999           1998         1999            1998
                                                    ------------    ----------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     21,110             -         26,713             -
  Mortality and expense charges (note 3)  .......         (9,859)          (75)        (4,360)         (330)
                                                    ------------    ----------    -----------    ----------
    Net investment income .......................         11,251           (75)        22,353          (330)
                                                    ------------    ----------    -----------    ----------

  Proceeds from mutual fund shares sold .........      7,592,272       528,529      1,218,202       974,276
  Cost of mutual fund shares sold ...............     (6,861,807)     (553,402)    (1,003,352)     (947,452)
                                                    ------------    ----------    -----------    ----------
    Realized gain (loss) on investments .........        730,465       (24,873)       214,850        26,824
  Change in unrealized gain (loss) on investments      1,849,661        68,313      3,006,379       648,413
                                                    ------------    ----------    -----------    ----------
    Net gain (loss) on investments ..............      2,580,126        43,440      3,221,229       675,237
                                                    ------------    ----------    -----------    ----------
  Reinvested capital gains ......................         34,048             -        195,897             -
                                                    ------------    ----------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      2,625,425        43,365      3,439,479       674,907
                                                    ------------    ----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,371,398       233,314      6,884,353     1,117,315
  Transfers between funds .......................      8,415,589       835,812     11,647,164     3,133,469
  Surrenders ....................................        (26,372)          (16)      (454,009)         (165)
  Death benefits ................................           (308)            -         (4,599)            -
  Policy loans (net of repayments) (note 5) .....        (21,644)       (1,574)      (155,019)       (2,052)
  Deductions for surrender charges (note 2d) ....         (3,377)            -        (58,146)           (2)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (318,257)      (34,849)    (1,389,362)     (173,162)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (10,339)       (1,230)       (50,526)       (5,299)
    MSP contracts ...............................           (724)           (4)        (1,103)          (19)
    SL contracts ................................           (955)         (103)        (2,492)         (446)
                                                    ------------    ----------    -----------    ----------
      Net equity transactions ...................      9,405,011     1,031,350     16,416,261     4,069,639
                                                    ------------    ----------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     12,030,436     1,074,715     19,855,740     4,744,546
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      1,074,715             -      4,744,546             -
                                                    ------------    ----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 13,105,151     1,074,715     24,600,286     4,744,546
                                                    ============    ==========    ===========    ==========



                                                             FidVIPGrOp                VKMSEmMKt
                                                    -------------------------    --------------------
                                                        1999          1998         1999         1998
                                                    -----------    ----------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        28,246             -      85,097      18,594
  Mortality and expense charges (note 3)  .......        (3,130)         (168)       (166)        (11)
                                                    -----------    ----------    --------    --------
    Net investment income .......................        25,116          (168)     84,931      18,583
                                                    -----------    ----------    --------    --------


  Proceeds from mutual fund shares sold .........       613,535       309,151     218,023     268,442
  Cost of mutual fund shares sold ...............      (559,981)     (296,203)   (200,881)   (301,322)
                                                    -----------    ----------    --------    --------
    Realized gain (loss) on investments .........        53,554        12,948      17,142     (32,880)
  Change in unrealized gain (loss) on investments       137,134       262,800      20,955      (7,323)
                                                    -----------    ----------    --------    --------
    Net gain (loss) on investments ..............       190,688       275,748      38,097     (40,203)
                                                    -----------    ----------    --------    --------
  Reinvested capital gains ......................        55,207             -           -           -
                                                    -----------    ----------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       271,011       275,580     123,028     (21,620)
                                                    -----------    ----------    --------    --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     3,045,388       584,874     176,047      41,423
  Transfers between funds .......................     5,377,081     1,646,479     265,717     144,407
  Surrenders ....................................      (191,409)          (36)       (137)          -
  Death benefits ................................        (1,216)            -           -           -
  Policy loans (net of repayments) (note 5) .....       (42,620)           29        (792)          -
  Deductions for surrender charges (note 2d) ....       (24,514)            -         (17)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (632,760)      (84,140)    (30,191)     (6,534)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (23,008)       (2,917)     (1,369)       (152)
    MSP contracts ...............................        (1,943)          (10)         (2)         (1)
    SL contracts ................................        (1,552)         (245)         (2)        (13)
                                                    -----------    ----------    --------    --------
      Net equity transactions ...................     7,503,447     2,144,034     409,254     179,130
                                                    -----------    ----------    --------    --------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     7,774,458     2,419,614     532,282     157,510
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,419,614             -     157,510           -
                                                    -----------    ----------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    10,194,072     2,419,614     689,792     157,510
                                                    ===========    ==========    ========    ========






                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
--------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              NSATBal                   NSATCapAp
                                                    -----------------------    --------------------------
                                                        1999         1998         1999           1998
                                                    -----------    --------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    80,095       9,854         96,180        14,834
  Mortality and expense charges (note 3)  .......        (1,605)        (51)        (2,498)         (440)
                                                    -----------    --------    -----------    ----------
    Net investment income .......................        78,490       9,803         93,682        14,394
                                                    -----------    --------    -----------    ----------

  Proceeds from mutual fund shares sold .........     2,788,299     316,297      4,176,681       703,904
  Cost of mutual fund shares sold ...............    (2,830,503)   (315,924)    (3,638,494)     (686,965)
                                                    -----------    --------    -----------    ----------
    Realized gain (loss) on investments .........       (42,204)        373        538,187        16,939
  Change in unrealized gain (loss) on investments       (33,063)     22,806     (1,637,699)      469,266
                                                    -----------    --------    -----------    ----------
    Net gain (loss) on investments ..............       (75,267)     23,179     (1,099,512)      486,205
                                                    -----------    --------    -----------    ----------
  Reinvested capital gains ......................           495       2,184      1,352,393       174,093
                                                    -----------    --------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         3,718      35,166        346,563       674,692
                                                    -----------    --------    -----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,611,897      87,905      9,062,429     1,531,297
  Transfers between funds .......................     1,487,269     640,480      7,693,905     4,379,971
  Surrenders ....................................      (107,959)          -       (206,070)         (118)
  Death benefits ................................             -           -        (17,696)            -
  Policy loans (net of repayments) (note 5) .....       (10,080)     (2,200)       (72,988)          731
  Deductions for surrender charges (note 2d) ....       (13,826)          -        (26,392)           (1)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (211,528)    (28,998)    (1,637,150)     (265,208)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (6,440)       (840)       (57,366)       (7,161)
    MSP contracts ...............................          (439)         (3)        (1,785)          (26)
    SL contracts ................................          (638)        (71)        (1,205)         (603)
                                                    -----------    --------    -----------    ----------
      Net equity transactions ...................     2,748,256     696,273     14,735,682     5,638,882

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     2,751,974     731,439     15,082,245     6,313,574
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       731,439           -      6,313,574             -
                                                    -----------    --------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 3,483,413     731,439     21,395,819     6,313,574
                                                    ===========    ========    ===========    ==========
                                                           NSATEqInc              NSATGlobEq
                                                    --------------------    -----------------------
                                                      1999        1998         1999          1998
                                                    --------    --------    -----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      1,722         896          8,364       1,950
  Mortality and expense charges (note 3)  .......        (71)        (17)       (10,207)        (34)
                                                    --------    --------    -----------    --------
    Net investment income .......................      1,651         879         (1,843)      1,916
                                                    --------    --------    -----------    --------


  Proceeds from mutual fund shares sold .........    116,995      18,085      1,039,009      57,978
  Cost of mutual fund shares sold ...............   (100,117)    (17,928)      (930,501)    (57,852)
                                                    --------    --------    -----------    --------
    Realized gain (loss) on investments .........     16,878         157        108,508         126
  Change in unrealized gain (loss) on investments     84,114      15,021        997,392      38,188
                                                    --------    --------    -----------    --------
    Net gain (loss) on investments ..............    100,992      15,178      1,105,900      38,314
                                                    --------    --------    -----------    --------
  Reinvested capital gains ......................        202       2,636        456,545       3,213
                                                    --------    --------    -----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    102,845      18,693      1,560,602      43,443
                                                    --------    --------    -----------    --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    100,722      28,736      1,045,536      96,340
  Transfers between funds .......................    527,196     202,838     12,602,010     374,760
  Surrenders ....................................       (207)          -       (149,120)        (20)
  Death benefits ................................          -           -           (783)          -
  Policy loans (net of repayments) (note 5) .....     (1,768)          -         (3,556)       (199)
  Deductions for surrender charges (note 2d) ....        (26)          -        (19,098)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)    (48,952)     (5,984)      (215,865)    (19,705)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................     (1,993)       (247)        (4,771)       (571)
    MSP contracts ...............................        (80)         (1)           (78)         (2)
    SL contracts ................................        (77)        (21)        (8,899)        (48)
                                                    --------    --------    -----------    --------
      Net equity transactions ...................    574,815     225,321     13,245,376     450,555
                                                    --------    --------    -----------    --------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    677,660     244,014     14,805,978     493,998
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    244,014           -        493,998           -
                                                    --------    --------    -----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    921,674     244,014     15,299,976     493,998
                                                    ========    ========    ===========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              NSATGvtBd                   NSATHIncBd
                                                    --------------------------    ----------------------
                                                         1999          1998          1999         1998
                                                    ------------    ----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    798,788        83,382       308,481      22,707
  Mortality and expense charges (note 3)  .......        (37,827)         (327)       (3,120)        (68)
                                                    ------------    ----------    ----------    --------
    Net investment income .......................        760,961        83,055       305,361      22,639
                                                    ------------    ----------    ----------    --------

  Proceeds from mutual fund shares sold .........     10,418,680     1,043,507       689,933     206,929
  Cost of mutual fund shares sold ...............    (11,072,171)   (1,033,771)     (687,767)   (213,860)
                                                    ------------    ----------    ----------    --------
    Realized gain (loss) on investments .........       (653,491)        9,736         2,166      (6,931)
  Change in unrealized gain (loss) on investments       (442,511)      (84,436)     (155,595)      7,941
                                                    ------------    ----------    ----------    --------
    Net gain (loss) on investments ..............     (1,096,002)      (74,700)     (153,429)      1,010
                                                    ------------    ----------    ----------    --------
  Reinvested capital gains ......................         35,939        22,403           645           -
                                                    ------------    ----------    ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (299,102)       30,758       152,577      23,649
                                                    ------------    ----------    ----------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      5,188,264       480,508     4,145,976     116,422
  Transfers between funds .......................     10,824,196     4,241,272     3,041,733     850,224
  Surrenders ....................................         (7,882)          (58)       (1,402)          -
  Death benefits ................................           (779)            -             -           -
  Policy loans (net of repayments) (note 5) .....        (10,210)         (822)       (1,976)          -
  Deductions for surrender charges (note 2d) ....         (1,010)           (1)         (180)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (747,310)      (51,451)     (134,672)    (18,455)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (13,896)       (2,112)       (4,222)       (756)
    MSP contracts ...............................         (3,046)           (8)          (16)         (3)
    SL contracts ................................         (1,057)         (178)         (549)        (64)
                                                    ------------    ----------    ----------    --------
      Net equity transactions ...................     15,227,270     4,667,150     7,044,692     947,368
                                                    ------------    ----------    ----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     14,928,168     4,697,908     7,197,269     971,017
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      4,697,908             -       971,017           -
                                                    ------------    ----------    ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 19,626,076     4,697,908     8,168,286     971,017
                                                    ============    ==========    ==========    ========
                                                              NSATMyMkt                    NSATMSecBd
                                                    ---------------------------    -----------------------
                                                         1999           1998           1999          1998
                                                    ------------    -----------    -----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      3,376,535        506,347        405,079      20,456
  Mortality and expense charges (note 3)  .......       (139,891)        (1,751)        (8,904)        (64)
                                                    ------------    -----------    -----------    --------
    Net investment income .......................      3,236,644        504,596        396,175      20,392
                                                    ------------    -----------    -----------    --------


  Proceeds from mutual fund shares sold .........    104,229,444     44,230,768        824,473     678,560
  Cost of mutual fund shares sold ...............   (104,229,444)   (44,230,768)      (850,875)   (682,489)
                                                    ------------    -----------    -----------    --------
    Realized gain (loss) on investments .........              -              -        (26,402)     (3,929)
  Change in unrealized gain (loss) on investments              -              -       (125,056)        781
                                                    ------------    -----------    -----------    --------
    Net gain (loss) on investments ..............              -              -       (151,458)     (3,148)
                                                    ------------    -----------    -----------    --------
  Reinvested capital gains ......................              -              -              -         691
                                                    ------------    -----------    -----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      3,236,644        504,596        244,717      17,935
                                                    ------------    -----------    -----------    --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    352,373,390     88,272,542      3,583,938     238,773
  Transfers between funds .......................   (230,478,324)   (60,507,727)     8,648,087     687,922
  Surrenders ....................................       (235,503)      (201,196)        (4,080)          -
  Death benefits ................................        (27,182)             -             21           -
  Policy loans (net of repayments) (note 5) .....     (2,684,887)    (1,000,116)        (7,035)       (427)
  Deductions for surrender charges (note 2d) ....        (30,161)        (2,354)          (523)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)     (7,099,744)    (1,866,745)      (202,496)    (20,588)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (155,882)       (58,762)        (5,111)       (994)
    MSP contracts ...............................        (18,983)          (210)          (340)         (4)
    SL contracts ................................        (43,454)        (4,947)        (6,384)        (84)
                                                    ------------    -----------    -----------    --------
      Net equity transactions ...................    111,599,270     24,630,485     12,006,077     904,598
                                                    ------------    -----------    -----------    --------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    114,835,914     25,135,081     12,250,794     922,533
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     25,135,081              -        922,533           -
                                                    ------------    -----------    -----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    139,970,995     25,135,081     13,173,327     922,533
                                                    ============    ===========    ===========    ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NSATMidCap               NSATSmCapGr
                                                    ---------------------    ----------------------
                                                       1999        1998         1999          1998
                                                    ---------    --------    -----------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   1,219         782              -          -
  Mortality and expense charges (note 3)  .......          (9)        (21)           (31)         -
                                                    ---------    --------    -----------    -------
    Net investment income .......................       1,210         761            (31)         -
                                                    ---------    --------    -----------    -------

  Proceeds from mutual fund shares sold .........     104,264      48,915     11,249,953          -
  Cost of mutual fund shares sold ...............     (89,446)    (51,817)   (11,295,118)         -
                                                    ---------    --------    -----------    -------
    Realized gain (loss) on investments .........      14,818      (2,902)       (45,165)         -
  Change in unrealized gain (loss) on investments      51,305      29,815      1,020,705          -
                                                    ---------    --------    -----------    -------
    Net gain (loss) on investments ..............      66,123      26,913        975,540          -
                                                    ---------    --------    -----------    -------
  Reinvested capital gains ......................      47,431           -        101,886          -
                                                    ---------    --------    -----------    -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     114,764      27,674      1,077,395          -
                                                    ---------    --------    -----------    -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      29,706      38,598      1,120,048          -
  Transfers between funds .......................     418,208     239,349        516,673          -
  Surrenders ....................................        (445)          -              -          -
  Death benefits ................................           -           -              -          -
  Policy loans (net of repayments) (note 5) .....      (3,245)          -              -          -
  Deductions for surrender charges (note 2d) ....         (57)          -              -          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)     (35,179)     (6,590)        (3,049)         -
  Asset charges (note 3):
    FPVUL & VEL contracts .......................      (2,054)       (289)          (190)         -
    MSP contracts ...............................         (35)         (1)           (16)         -
    SL contracts ................................         (34)        (24)           (68)         -
                                                    ---------    --------    -----------    -------
      Net equity transactions ...................     406,865     271,043      1,633,398          -
                                                    ---------    --------    -----------    -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     521,629     298,717      2,710,793          -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     298,717           -              -          -
                                                    ---------    --------    -----------    -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 820,346     298,717      2,710,793          -
                                                    =========    ========    ===========    =======


                                                            NSATSmCapV                   NSATSmCo
                                                    ------------------------    -------------------------
                                                       1999          1998          1999          1998
                                                    ----------    ----------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            -             -              -             -
  Mortality and expense charges (note 3)  .......         (609)          (72)        (4,091)         (112)
                                                    ----------    ----------    -----------    ----------
    Net investment income .......................         (609)          (72)        (4,091)         (112)
                                                    ----------    ----------    -----------    ----------


  Proceeds from mutual fund shares sold .........    1,400,366       119,432      1,854,552       303,745
  Cost of mutual fund shares sold ...............   (1,184,849)     (127,976)    (1,415,009)     (310,124)
                                                    ----------    ----------    -----------    ----------
    Realized gain (loss) on investments .........      215,517        (8,544)       439,543        (6,379)
  Change in unrealized gain (loss) on investments     (194,598)      118,603      2,711,547       132,974
                                                    ----------    ----------    -----------    ----------
    Net gain (loss) on investments ..............       20,919       110,059      3,151,090       126,595
                                                    ----------    ----------    -----------    ----------
  Reinvested capital gains ......................      651,318             -        500,536             -
                                                    ----------    ----------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      671,628       109,987      3,647,535       126,483
                                                    ----------    ----------    -----------    ----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      837,148       186,610      2,908,526       360,233
  Transfers between funds .......................    2,112,202       774,453      5,337,212     1,192,844
  Surrenders ....................................       (7,439)            -         (6,177)          (43)
  Death benefits ................................          222             -         (1,172)            -
  Policy loans (net of repayments) (note 5) .....      (13,801)       (2,782)       (23,244)       (2,442)
  Deductions for surrender charges (note 2d) ....         (953)            -           (791)           (1)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)     (244,824)      (34,791)      (349,442)      (64,333)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................      (10,039)       (1,048)       (13,385)       (2,107)
    MSP contracts ...............................         (356)           (4)          (382)           (8)
    SL contracts ................................         (386)          (88)          (788)         (177)
                                                    ----------    ----------    -----------    ----------
      Net equity transactions ...................    2,671,774       922,350      7,850,357     1,483,966
                                                    ----------    ----------    -----------    ----------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    3,343,402     1,032,337     11,497,892     1,610,449
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    1,032,337             -      1,610,449             -
                                                    ----------    ----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    4,375,739     1,032,337     13,108,341     1,610,449
                                                    ==========    ==========    ===========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                            NSATStrGro                NSATStrVal
                                                    ------------------------    --------------------
                                                         1999         1998       1999         1998
                                                    ------------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $        -           -       5,676       1,052
  Mortality and expense charges (note 3)  .......         (2,128)        (30)       (137)        (24)
                                                    ------------    --------    --------    --------
    Net investment income .......................         (2,128)        (30)      5,539       1,028
                                                    ------------    --------    --------    --------

  Proceeds from mutual fund shares sold .........      2,132,323     150,535     173,459      81,326
  Cost of mutual fund shares sold ...............     (1,804,973)   (150,564)   (155,571)    (89,165)
                                                    ------------    --------    --------    --------
    Realized gain (loss) on investments .........        327,350         (29)     17,888      (7,839)
  Change in unrealized gain (loss) on investments      1,323,586      48,847     (70,115)     43,881
                                                    ------------    --------    --------    --------
    Net gain (loss) on investments ..............      1,650,936      48,818     (52,227)     36,042
                                                    ------------    --------    --------    --------
  Reinvested capital gains ......................        515,885           -      22,264           -
                                                    ------------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      2,164,693      48,788     (24,424)     37,070
                                                    ------------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      2,422,960     106,807     113,739      26,097
  Transfers between funds .......................      6,109,550     294,315     555,257     290,790
  Surrenders ....................................         (8,289)          -        (534)          -
  Death benefits ................................         (1,613)          -           -           -
  Policy loans (net of repayments) (note 5) .....        (24,425)       (514)     (6,758)        368
  Deductions for surrender charges (note 2d) ....         (1,062)          -         (68)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (166,998)    (20,594)    (38,618)     (7,966)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................         (5,799)       (658)     (2,342)       (354)
    MSP contracts ...............................            (79)         (2)        (47)         (1)
    SL contracts ................................           (147)        (55)        (54)        (30)
                                                    ------------    --------    --------    --------
      Net equity transactions ...................      8,324,098     379,299     620,575     308,904
                                                    ------------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     10,488,791     428,087     596,151     345,974
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        428,087           -     345,974           -
                                                    ------------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 10,916,878     428,087     942,125     345,974
                                                    ============    ========    ========    ========

                                                           NSATTotRe                   NBAMTGuard
                                                    -------------------------    ------------------------
                                                       1999          1998          1999           1998
                                                    -----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        96,396        27,487         3,977             -
  Mortality and expense charges (note 3)  .......          (606)         (578)         (679)          (83)
                                                    -----------    ----------    ----------    ----------
    Net investment income .......................        95,790        26,909         3,298           (83)
                                                    -----------    ----------    ----------    ----------


  Proceeds from mutual fund shares sold .........       806,876     1,201,208       807,995       117,578
  Cost of mutual fund shares sold ...............      (784,668)   (1,222,228)     (670,629)     (123,077)
                                                    -----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........        22,208       (21,020)      137,366        (5,499)
  Change in unrealized gain (loss) on investments       (33,899)      283,836        77,047        82,886
                                                    -----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............       (11,691)      262,816       214,413        77,387
                                                    -----------    ----------    ----------    ----------
  Reinvested capital gains ......................       809,302       321,440             -             -
                                                    -----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       893,401       611,165       217,711        77,304
                                                    -----------    ----------    ----------    ----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     7,871,786     2,620,309       436,993       246,176
  Transfers between funds .......................     9,589,090     5,463,668     1,360,544       891,240
  Surrenders ....................................      (153,144)          (81)      (62,331)           (2)
  Death benefits ................................       (25,003)            -             -             -
  Policy loans (net of repayments) (note 5) .....      (318,100)       (4,594)       (3,869)         (318)
  Deductions for surrender charges (note 2d) ....       (19,613)           (1)       (7,983)            -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)    (2,208,818)     (385,652)     (169,963)      (17,719)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (73,719)      (10,105)       (8,142)         (742)
    MSP contracts ...............................        (3,448)          (36)         (127)           (3)
    SL contracts ................................        (2,037)         (851)         (100)          (62)
                                                    -----------    ----------    ----------    ----------
      Net equity transactions ...................    14,656,994     7,682,657     1,545,022     1,118,570
                                                    -----------    ----------    ----------    ----------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    15,550,395     8,293,822     1,762,733     1,195,874
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     8,293,822             -     1,195,874             -
                                                    -----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    23,844,217     8,293,822     2,958,607     1,195,874
                                                    ===========    ==========    ==========    ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                             NBAMTMCGr                  NBAMTPart
                                                    ------------------------    ------------------------
                                                        1999          1998         1999          1998
                                                    ------------    --------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          -           -        56,853           114
  Mortality and expense charges (note 3)  .......         (7,463)        (52)       (2,109)         (290)
                                                    ------------    --------    ----------    ----------
    Net investment income .......................         (7,463)        (52)       54,744          (176)
                                                    ------------    --------    ----------    ----------

  Proceeds from mutual fund shares sold .........      7,840,757     140,913       787,143       862,257
  Cost of mutual fund shares sold ...............     (6,652,007)   (137,009)     (785,895)     (875,740)
                                                    ------------    --------    ----------    ----------
    Realized gain (loss) on investments .........      1,188,750       3,904         1,248       (13,483)
  Change in unrealized gain (loss) on investments      3,039,884     176,285       196,040       255,133
                                                    ------------    --------    ----------    ----------
    Net gain (loss) on investments ..............      4,228,634     180,189       197,288       241,650
                                                    ------------    --------    ----------    ----------
  Reinvested capital gains ......................         37,807           -        98,874         3,599
                                                    ------------    --------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      4,258,978     180,137       350,906       245,073
                                                    ------------    --------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      9,784,832      57,715     2,049,277       831,946
  Transfers between funds .......................     (2,147,643)    560,630     1,699,822     3,231,525
  Surrenders ....................................        (16,427)        (20)      (78,561)          (16)
  Death benefits ................................         (4,321)          -        (2,713)            -
  Policy loans (net of repayments) (note 5) .....        (67,280)       (140)     (216,206)         (174)
  Deductions for surrender charges (note 2d) ....         (2,104)          -       (10,061)            -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (350,946)    (55,646)     (464,515)     (144,625)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (11,378)     (1,407)      (22,616)       (4,977)
    MSP contracts ...............................           (459)         (5)         (622)          (18)
    SL contracts ................................           (716)       (118)       (1,766)         (419)
                                                    ------------    --------    ----------    ----------
      Net equity transactions ...................      7,183,558     561,009     2,952,039     3,913,242
                                                    ------------    --------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     11,442,536     741,146     3,302,945     4,158,315
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        741,146           -     4,158,315             -
                                                    ------------    --------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 12,183,682     741,146     7,461,260     4,158,315
                                                    ============    ========    ==========    ==========


                                                              OppAggGro                    OppGro
                                                    -------------------------    ------------------------
                                                        1999          1998          1999           1998
                                                    -----------    ----------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -            26         10,044             8
  Mortality and expense charges (note 3)  .......        (2,942)          (80)        (4,168)         (142)
                                                    -----------    ----------    -----------    ----------
    Net investment income .......................        (2,942)          (54)         5,876          (134)
                                                    -----------    ----------    -----------    ----------


  Proceeds from mutual fund shares sold .........     1,971,772       120,154        993,762       412,555
  Cost of mutual fund shares sold ...............    (1,353,384)     (118,908)      (802,267)     (391,820)
                                                    -----------    ----------    -----------    ----------
    Realized gain (loss) on investments .........       618,388         1,246        191,495        20,735
  Change in unrealized gain (loss) on investments     2,906,737       155,404      2,561,317       255,097
                                                    -----------    ----------    -----------    ----------
    Net gain (loss) on investments ..............     3,525,125       156,650      2,752,812       275,832
                                                    -----------    ----------    -----------    ----------
  Reinvested capital gains ......................             -           270        110,334           101
                                                    -----------    ----------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     3,522,183       156,866      2,869,022       275,799
                                                    -----------    ----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     2,894,019       298,181      2,754,479       522,163
  Transfers between funds .......................     4,290,831       753,401      7,064,837     1,352,464
  Surrenders ....................................       (25,306)         (318)      (254,161)         (369)
  Death benefits ................................           295             -           (300)            -
  Policy loans (net of repayments) (note 5) .....       (37,694)       (2,146)       (72,268)      (10,091)
  Deductions for surrender charges (note 2d) ....        (3,241)           (4)       (32,551)           (4)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (416,901)      (60,958)      (655,772)      (91,465)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (13,629)       (1,372)       (23,800)       (2,763)
    MSP contracts ...............................          (182)           (5)          (983)          (10)
    SL contracts ................................          (488)         (115)          (390)         (233)
                                                    -----------    ----------    -----------    ----------
      Net equity transactions ...................     6,687,704       986,664      8,779,091     1,769,692
                                                    -----------    ----------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    10,209,887     1,143,530     11,648,113     2,045,491
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,143,530             -      2,045,491             -
                                                    -----------    ----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    11,353,417     1,143,530     13,693,604     2,045,491
                                                    ===========    ==========    ===========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                             OppGrinc                   VEWrldEMkt
                                                    -------------------------    ----------------------
                                                        1999          1998          1999          1998
                                                    -----------    ----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    10,187            29             -           -
  Mortality and expense charges (note 3) ........        (2,014)         (113)         (139)        (20)
                                                    -----------    ----------    ----------    --------
    Net investment income .......................         8,173           (84)         (139)        (20)
                                                    -----------    ----------    ----------    --------

  Proceeds from mutual fund shares sold .........       570,677       698,919     1,092,848      70,482
  Cost of mutual fund shares sold ...............      (582,947)     (718,580)     (857,511)    (84,625)
                                                    -----------    ----------    ----------    --------
    Realized gain (loss) on investments .........       (12,270)      (19,661)      235,337     (14,143)
  Change in unrealized gain (loss) on investments       713,752        80,325       663,413      18,347
                                                    -----------    ----------    ----------    --------
    Net gain (loss) on investments ..............       701,482        60,664       898,750       4,204
                                                    -----------    ----------    ----------    --------
  Reinvested capital gains ......................        17,163           645             -           -
                                                    -----------    ----------    ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       726,818        61,225       898,611       4,184
                                                    -----------    ----------    ----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,687,758       284,513       322,588      90,144
  Transfers between funds .......................     3,276,499     1,343,627     1,279,757     207,921
  Surrenders ....................................       (24,107)         (418)       (1,334)          -
  Death benefits ................................        (9,603)            -        (1,149)          -
  Policy loans (net of repayments) (note 5) .....       (23,549)      (16,228)       (5,485)        410
  Deductions for surrender charges (note 2d) ....        (3,088)           (5)         (171)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (314,964)      (43,383)      (90,731)    (13,062)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (12,409)       (1,608)       (4,040)       (370)
    MSP contracts ...............................          (626)           (6)         (151)         (1)
    SL contracts ................................          (620)         (135)         (184)        (31)
                                                    -----------    ----------    ----------    --------
      Net equity transactions ...................     4,575,291     1,566,357     1,499,100     285,011
                                                    -----------    ----------    ----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     5,302,109     1,627,582     2,397,711     289,195
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,627,582             -       289,195           -
                                                    -----------    ----------    ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 6,929,691     1,627,582     2,686,906     289,195
                                                    ===========    ==========    ==========    ========

                                                           VEWrldHAs                VKMSRESec
                                                    --------------------    -----------------------
                                                      1999        1998         1999          1998
                                                    --------    --------    -----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      2,469           -         54,408          34
  Mortality and expense charges (note 3) ........       (295)        (11)        (1,163)        (50)
                                                    --------    --------    -----------    --------
    Net investment income .......................      2,174         (11)        53,245         (16)
                                                    --------    --------    -----------    --------

  Proceeds from mutual fund shares sold .........    718,765      46,572     10,399,298     357,742
  Cost of mutual fund shares sold ...............   (692,370)    (49,623)   (10,439,502)   (388,797)
                                                    --------    --------    -----------    --------
    Realized gain (loss) on investments .........     26,395      (3,051)       (40,204)    (31,055)
  Change in unrealized gain (loss) on investments     22,444      (2,102)      (130,048)     27,306
                                                    --------    --------    -----------    --------
    Net gain (loss) on investments ..............     48,839      (5,153)      (170,252)     (3,749)
                                                    --------    --------    -----------    --------
  Reinvested capital gains ......................          -           -              -         339
                                                    --------    --------    -----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     51,013      (5,164)      (117,007)     (3,426)
                                                    --------    --------    -----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    201,802      23,363        754,790     233,023
  Transfers between funds .......................     69,474     144,721        440,087     517,845
  Surrenders ....................................       (679)          -         (8,017)          -
  Death benefits ................................          -           -         (1,020)          -
  Policy loans (net of repayments) (note 5) .....        216         235         (8,547)       (834)
  Deductions for surrender charges (note 2d) ....        (87)          -         (1,027)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)    (29,846)     (8,707)      (188,335)    (28,277)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................     (1,079)       (186)        (4,322)     (1,116)
    MSP contracts ...............................         (2)         (1)          (107)         (4)
    SL contracts ................................       (159)        (16)          (227)        (94)
                                                    --------    --------    -----------    --------
      Net equity transactions ...................    239,640     159,409        983,275     720,543
                                                    --------    --------    -----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    290,653     154,245        866,268     717,117
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    154,245           -        717,117           -
                                                    --------    --------    -----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    444,898     154,245      1,583,385     717,117
                                                    ========    ========    ===========    ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                             WPGrInc                   WPIntEq                WPPVenCap
                                                    -----------------------    ----------------------    --------------------
                                                        1999         1998         1999         1998        1999        1998
                                                    -----------    --------    ----------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    10,150       4,521        19,282       2,873           -           -
  Mortality and expense charges (note 3) ........        (1,209)        (50)          (81)        (42)       (154)        (13)
                                                    -----------    --------    ----------    --------    --------    --------
    Net investment income .......................         8,941       4,471        19,201       2,831        (154)        (13)
                                                    -----------    --------    ----------    --------    --------    --------

  Proceeds from mutual fund shares sold .........       372,724     345,457       785,974     277,515     364,939      87,326
  Cost of mutual fund shares sold ...............      (375,164)   (337,050)     (670,363)   (301,573)   (278,265)    (89,432)
                                                    -----------    --------    ----------    --------    --------    --------
    Realized gain (loss) on investments .........        (2,440)      8,407       115,611     (24,058)     86,674      (2,106)
  Change in unrealized gain (loss) on investments        (2,238)      5,870       581,395      30,323     208,276      29,961
                                                    -----------    --------    ----------    --------    --------    --------
    Net gain (loss) on investments ..............        (4,678)     14,277       697,006       6,265     294,950      27,855
                                                    -----------    --------    ----------    --------    --------    --------
  Reinvested capital gains ......................        18,278           -             -           -           -           -
                                                    -----------    --------    ----------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        22,541      18,748       716,207       9,096     294,796      27,842
                                                    -----------    --------    ----------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       486,214      76,711       386,407     114,374     170,257      48,012
  Transfers between funds .......................          (106)    655,643       716,698     495,343     306,681     118,060
  Surrenders ....................................        (2,612)          -        (6,378)          -      (1,792)       (163)
  Death benefits ................................             -           -             -           -           -           -
  Policy loans (net of repayments) (note 5) .....        (3,476)    (17,477)       (4,356)       (891)     (2,901)        404
  Deductions for surrender charges (note 2d) ....          (334)          -          (817)          -        (229)         (2)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (53,820)    (13,090)     (114,080)    (19,101)    (61,093)     (7,797)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (2,591)       (558)       (5,328)       (733)     (1,843)       (237)
    MSP contracts ...............................           (46)         (2)         (367)         (3)        (24)         (1)
    SL contracts ................................           (57)        (47)         (328)        (62)        (63)        (20)
                                                    -----------    --------    ----------    --------    --------    --------
      Net equity transactions ...................       423,172     701,180       971,451     588,927     408,993     158,256
                                                    -----------    --------    ----------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       445,713     719,928     1,687,658     598,023     703,789     186,098
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       719,928           -       598,023           -     186,098           -
                                                    -----------    --------    ----------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 1,165,641     719,928     2,285,681     598,023     889,887     186,098
                                                    ===========    ========    ==========    ========    ========    ========


See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Flexible Premium, Modified Single Premium and Survivorship Life Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - European Equity Portfolio (DryEuroEq)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service
                Class (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1998 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(3)  ASSET CHARGES

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999:

                                                                                                                 ANNUAL
     Contract owners' equity represented by:                 UNITS                UNIT VALUE                    RETURN(b)
                                                           ---------             -----------                    ---------

     The BEST of AMERICA(R)
       America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth ...............       463,779             $ 14.972547   $ 6,943,953          18%
         American Century VP - American
            Century VP International .................       625,339               19.481449    12,182,510          64%
         American Century VP - American
            Century VP Value .........................       169,333               10.392110     1,759,727          (1)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc. ........................       480,241               16.829763     8,082,342          30%
         Dreyfus Stock Index Fund ....................     3,757,311               15.462782    58,098,481          21%
         Dreyfus VIF -
            Capital Appreciation Portfolio ...........       505,299               14.513370     7,333,591          11%
         Dreyfus VIF - European Equity Portfolio .....        10,415               12.930654       134,673          29%(a)
         Federated Insurance Series -
            Quality Bond Fund II .....................         3,972                9.869090        39,200          (1)%(a)
         Fidelity VIP - Equity-Income Portfolio -
            Service Class ............................     1,196,502               11.851816    14,180,722           6%
         Fidelity VIP - Growth Portfolio -
            Service Class ............................     1,564,447               19.134456    29,934,842          37%
         Fidelity VIP - High Income Portfolio -
            Service Class ............................       664,736               10.329299     6,866,257           8%
         Fidelity VIP - Overseas Portfolio -
            Service Class ............................       392,522               16.046561     6,298,628          42%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class ............................     1,324,909               16.131283    21,372,482          24%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class ................       673,044               12.971233     8,730,211           4%
         Morgan Stanley -
            Emerging Markets Debt Portfolio ..........        62,633                9.266040       580,360          29%
         Nationwide SAT - Balanced Fund ..............       224,583               10.900657     2,448,102           1%
         Nationwide SAT -
            Capital Appreciation Fund ................     1,343,877               13.552350    18,212,691           4%
         Nationwide SAT - Equity Income Fund .........        66,677               13.642236       909,623          18%
         Nationwide SAT - Global Equity Fund .........       595,841               14.645021     8,726,104          23%
         Nationwide SAT - Government Bond Fund .......       509,816               10.635188     5,421,989          (2)%
         Nationwide SAT - High Income Bond Fund ......       130,767               10.917180     1,427,607           3%
         Nationwide SAT - Money Market Fund ..........     4,602,015               11.037591    50,795,159           5%
         Nationwide SAT - Multi Sector Bond Fund .....       590,762               10.419701     6,155,563           2%
         Nationwide SAT -
            Select Advisers Mid Cap Fund .............        61,224               13.399089       820,346          21%
         Nationwide SAT - Small Cap Growth Fund ......        32,108               20.501257       658,254         105%(a)
         Nationwide SAT - Small Cap Growth Fund
            Initial Funding by Depositor (note 1a) ...       100,000               20.501257     2,050,126         105%(a)
         Nationwide SAT - Small Cap Value Fund .......       345,575               12.391945     4,282,346          28%
         Nationwide SAT - Small Company Fund .........       393,286               14.547287     5,721,244          44%

                                                                     (continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4


                                                                                                                 ANNUAL
                                                             UNITS                UNIT VALUE                    RETURN(b)
                                                           ---------             -----------                    ---------

         Nationwide SAT - Strategic Growth Fund ......       211,257               21.171385     4,472,603          85%
         Nationwide SAT - Strategic Value Fund .......        96,106                9.730781       935,186          (3)%
         Nationwide SAT - Total Return Fund ..........     1,852,310               12.627200    23,389,489           7%
         Neuberger & Berman AMT -
            Guardian Portfolio .......................       177,738               15.132896     2,689,691          15%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio .................       280,847               21.434231     6,019,739          54%
         Neuberger & Berman AMT -
            Partners Portfolio .......................       582,704               11.188893     6,519,813           7%
         Oppenheimer VAF -
            Aggressive Growth Fund ...................       431,151               20.629873     8,894,590          84%
         Oppenheimer VAF - Growth Fund ...............       618,285               17.565274    10,860,345          42%
         Oppenheimer VAF -
            Growth & Income Fund .....................       460,733               12.743006     5,871,123          22%
         Van Eck WIT -
            Worldwide Emerging Markets Fund ..........       194,066               13.192491     2,560,214         100%
         Van Eck WIT -
            Worldwide Hard Assets Fund ...............        53,013                8.353043       442,820          21%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio .........       146,473                8.539870     1,250,860          (3)%
         Warburg Pincus Trust -
            Growth & Income Portfolio ................        60,100               11.912913       715,966           6%
         Warburg Pincus Trust -
            International Equity Portfolio ...........       138,513               16.163464     2,238,850          53%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio ...........        46,879               17.414110       816,356          63%

      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM:)
         American Century VP -
            Income & Growth ..........................       355,846               12.803106     4,555,934          18%
         American Century VP - American
            Century VP International .................       204,837               15.960157     3,269,231          63%
         American Century VP - American
            Century VP Value .........................        23,107                9.257533       213,914          (1)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc. ........................        28,931               14.439525       417,750          30%
         Dreyfus Stock Index Fund ....................     3,707,136               13.249543    49,117,858          20%
         Dreyfus VIF -
            Capital Appreciation Portfolio ...........       843,808               12.239522    10,327,807          11%
         Federated Insurance Series -
            Quality Bond Fund II .....................            18                9.842943           177          (2)%(a)
         Fidelity VIP - Equity-Income Portfolio -
            Service Class ............................       118,952               10.484615     1,247,166           6%
         Fidelity VIP - Growth Portfolio -
            Service Class ............................       758,262               16.475102    12,492,444          37%
         Fidelity VIP - High Income Portfolio -
            Service Class ............................       230,895                9.691447     2,237,707           8%


                                                                                                                 ANNUAL
                                                             UNITS                UNIT VALUE                    RETURN(b)
                                                           ---------             -----------                    ---------

         Fidelity VIP - Overseas Portfolio -
            Service Class ............................       504,007               13.491426     6,799,773          42%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class ............................       230,228               14.020034     3,227,804          24%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class ................       125,424               11.671298     1,463,861           4%
         Morgan Stanley Emerging Markets
            Debt Portfolio ...........................        12,553                8.717559       109,432          29%
         Nationwide SAT - Balanced Fund ..............        43,881               10.056111       441,272           0%
         Nationwide SAT -
            Capital Appreciation Fund ................        65,598               11.623180       762,457           4%
         Nationwide SAT - Equity Income Fund .........           965               12.487973        12,051          18%
         Nationwide SAT - Global Equity Fund .........       468,148               12.702408     5,946,607          22%
         Nationwide SAT - Government Bond Fund .......     1,312,872               10.372218    13,617,395          (3)%
         Nationwide SAT - High Income Bond Fund ......        80,137               10.328712       827,712           3%
         Nationwide SAT - Money Market Fund ..........     3,786,796               10.776865    40,809,789           4%
         Nationwide SAT - Multi Sector Bond Fund .....       460,632               10.106222     4,655,249           1%
         Nationwide SAT -
            Small Cap Growth Fund ....................           118               20.447188         2,413         104%(a)
         Nationwide SAT -
            Small Capital Value Fund .................         8,548               10.925665        93,393          27%
         Nationwide SAT - Small Company Fund .........        72,698               12.991606       944,464          43%
         Nationwide SAT - Strategic Growth Fund ......       128,669               19.361969     2,491,285          84%
         Nationwide SAT - Strategic Value Fund .......           791                8.772237         6,939          (3)%
         Nationwide SAT - Total Return Fund ..........        42,084               10.805244       454,728           7%
         Neuberger & Berman AMT -
            Guardian Portfolio .......................        25,154               10.690765       268,916          14%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio .................       315,266               17.314889     5,458,796          53%
         Neuberger & Berman AMT -
            Partners Portfolio .......................        94,285                9.985118       941,447           7%
         Oppenheimer VAF -
            Aggressive Growth Fund ...................       138,018               17.712996     2,444,712          83%
         Oppenheimer VAF - Growth Fund ...............       188,390               15.039330     2,833,259          41%
         Oppenheimer VAF -
            Growth & Income Fund .....................        97,691               10.835877     1,058,568          21%
         Van Eck Worldwide Emerging
            Markets Fund .............................        10,044               12.613718       126,692          99%
         Van Eck WIT Worldwide Hard
            Assets Fund ..............................           252                8.246159         2,078          21%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio .........        38,697                8.593033       332,525          (4)%
         Warburg Pincus Trust -
            Growth & Income Portfolio ................        42,745               10.519954       449,675           6%
         Warburg Pincus Trust International
            Equity Portfolio .........................         3,445               13.593893        46,831          53%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                                                                 ANNUAL
                                                             UNITS                UNIT VALUE                    RETURN(b)
                                                           ---------             -----------                    ---------
         Warburg Pincus Trust -
            Post Venture Capital Portfolio ...........         4,981               14.762349        73,531          63%

      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):
      Reduced Fee Tier:
         American Century VP - American
            Century VP Income & Growth ...............        55,124               11.518727       634,958          15%
         American Century VP - American
            Century VP International .................           218               15.993145         3,487          60%
         American Century VP - American
            Century VP Value .........................           946               10.286399         9,731           3%
         Dreyfus Stock Index Fund ....................     1,242,820               11.428481    14,203,545          14%
         Dreyfus VIF -
            Capital Appreciation Portfolio ...........       117,874               10.726699     1,264,399           7%
         Federated Insurance Series -
            Quality Bond Fund II .....................     1,129,926                9.862542    11,143,943          (1)%(a)
         Fidelity VIP - Equity-Income Portfolio -
            Service Class ............................        59,030               10.389282       613,279           4%
         Fidelity VIP - Overseas Portfolio -
            Service Class ............................           490               13.776193         6,750          38%
         Nationwide SAT - Balanced Fund ..............        59,518                9.980828       594,039           0%
         Nationwide SAT -
            Capital Appreciation Fund ................       234,561               10.320007     2,420,671           3%
         Nationwide SAT - Global Equity Fund .........        52,708               11.900760       627,265          19%
         Nationwide SAT - Government Bond Fund .......        59,316                9.890955       586,692          (1)%
         Nationwide SAT - High Income Bond Fund ......       594,118                9.952512     5,912,967           0%
         Nationwide SAT - Money Market Fund ..........     4,669,469               10.357933    48,366,047           4%
         Nationwide SAT - Multi Sector Bond Fund .....       232,330               10.168791     2,362,515           2%
         Nationwide SAT - Small Company Fund .........       434,818               14.816849     6,442,633          48%
         Nationwide SAT - Strategic Growth Fund ......       240,293               16.450708     3,952,990          65%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio .................        44,838               15.726546       705,147          57%
         Oppenheimer VAF -
            Aggressive Growth Fund ...................           850               16.605768        14,115          66%
                                                            ========               ========= -------------
                                                                                             $ 648,293,593
                                                                                             =============



(a) Non-annualized. The return was computed for the period 9/27/99, 5/03/99 and 5/03/99 (effective dates) through 12/31/99 for Dreyfus VIF - European Equities Fund, Federated Insurance Series - Federated Quality Bond Fund II, and Nationwide SAT - Small Cap Growth Fund, respectively.

(b) The annual return does not include contract charges satisfied by surrending units.(Continued)#NATIONWIDE VLI SEPARATE ACCOUNT-4

                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for the year then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for the year then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

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NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     U.S. Postage
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